                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     March 31, 2000
                                                  --------------


Check here if Amendment  [X]            Amendment Number: 2
                                                         ---
   This Amendment (Check only one): [X]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

            /s/ E. J. Bird           Greenwich, CT                May 14, 2002
          -------------------        ----------------------     ----------------
             (Signature)                 (City, State)               (Date)

Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     54
Form 13F Information Table Value Total:              2,937,176
                                                 (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
------------------      --------  -----------  --------   -------------------- ---------- -------- -----------------------------
                                                 FAIR
                                                MARKET
                                                VALUE
                        TITLE OF     CUSIP     --------    SHRS OR   SH/  PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
  NAME OF ISSUER         CLASS      NUMBER     (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS  (a)SOLE   (b)SHARED  (c)NONE
------------------      --------  -----------  --------   ---------  ---  ---- ---------- -------- ---------- ---------  -------
Anchor Gaming             Common  033037-10-2    7,176      189,136  SH        DEFINED                189,136
Anchor Gaming             Common  033037-10-2   13,743      362,264  SH         SOLE                  362,264
AMR Corp                  Common  001765-10-6   19,690      617,736  SH        DEFINED                617,736
AMR Corp                  Common  001765-10-6   37,105    1,164,064  SH         SOLE                1,164,064
AutoNation, Inc.          Common  05329W-10-2   41,277    5,200,226  SH        DEFINED              5,200,226
AutoNation, Inc.          Common  05329W-10-2   79,062    9,960,474  SH         SOLE                9,960,474
Autozone Inc.             Common  053332-10-2  304,870   10,986,317  SH        DEFINED             10,986,317
Autozone Inc.             Common  053332-10-2  299,009   10,775,083  SH         SOLE               10,775,083
Centex Corp.              Common  152312-10-4    6,853      287,782  SH        DEFINED                287,782
Centex Corp.              Common  152312-10-4   12,919      542,518  SH         SOLE                  542,518
Dress Barn Inc.           Common  261570-10-5    5,188      277,609  SH        DEFINED                277,609
Dress Barn Inc.           Common  261570-10-5    9,745      521,491  SH         SOLE                  521,491
Deluxe Corp.              Common  248019-10-1   40,489    1,527,868  SH        DEFINED              1,527,868
Deluxe Corp.              Common  248019-10-1   77,646    2,930,032  SH         SOLE                2,930,032
Encompass Services Corp.  Common  29255U-10-4      726      126,202  SH        DEFINED                126,202
Encompass Services Corp.  Common  29255U-10-4    1,362      236,857  SH         SOLE                  236,857
Footstar Inc.             Common  344912-10-0   32,917    1,165,225  SH        DEFINED              1,165,225
Footstar Inc.             Common  344912-10-0   91,024    3,222,075  SH         SOLE                3,222,075
General Motors Corp.      Common  370442-10-5  130,612    1,577,195  SH        DEFINED              1,577,195
General Motors Corp.      Common  370442-10-5  170,785    2,062,305  SH         SOLE                2,062,305
Georgia Gulf Corp         Common  373200-20-3    9,159      352,300  SH        DEFINED                352,300
Georgia Gulf Corp         Common  373200-20-3   17,428      670,300  SH         SOLE                  670,300
Gtech Holdings Corp.      Common  400518-10-6   13,167      709,342  SH        DEFINED                709,342
Gtech Holdings Corp.      Common  400518-10-6   25,220    1,358,658  SH         SOLE                1,358,658
Hillenbrand Industries    Common  431573-10-4   17,250      507,331  SH        DEFINED                507,331
Hillenbrand Industries    Common  431573-10-4   33,091      973,269  SH         SOLE                  973,269
International Game
Technology                Common  459902-10-2   19,609      904,187  SH        DEFINED                904,187
International Game
Technology                Common  459902-10-2   37,155    1,713,194  SH         SOLE                1,713,194
Jostens Inc.              Common  481088-10-2   21,798      894,243  SH        DEFINED                894,243
Jostens Inc.              Common  481088-10-2   41,054    1,684,257  SH         SOLE                1,684,257
Liz Claiborne Inc.        Common  539320-10-1   59,223    1,292,729  SH        DEFINED              1,292,729
Liz Claiborne Inc.        Common  539320-10-1  112,794    2,462,071  SH         SOLE                2,462,071
McKesson Corp             Common  581557-10-5  349,417   16,672,405  SH        DEFINED             16,672,405
McKesson Corp             Common  581557-10-5  176,681    8,413,395  SH         SOLE                8,413,395
Office Depot Inc.         Common  676220-10-6   44,650    3,861,622  SH        DEFINED              3,861,622
Office Depot Inc.         Common  676220-10-6   85,189    7,367,678  SH         SOLE                7,367,678
Payless ShoeSource Inc.   Common  704379-10-6   69,906    1,345,959  SH        DEFINED              1,345,959

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

    COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7              COLUMN 8
------------------   --------  -----------  --------  --------------------  ----------  --------  ----------------------------------
                                              FAIR
                                             MARKET
                                             VALUE
                     TITLE OF     CUSIP     --------   SHRS OR   SH/  PUT/  INVESTMENT   OTHER            VOTING AUTHORITY
  NAME OF ISSUER      CLASS      NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   (a)SOLE    (b)SHARED    (c)NONE
------------------   --------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  -----------  ----------
Payless ShoeSource
  Inc.                Common   704379-10-6  156,453   3,012,341   SH          SOLE                3,012,341
Philip Morris Cos.
  Inc.                Common   718154-10-7   44,603   2,111,403   SH         DEFINED              2,111,403
Philip Morris Cos.
  Inc.                Common   718154-10-7   85,315   4,038,597   SH          SOLE                4,038,597
Russ Berrie & Co.     Common   782233-10-0    4,169     225,380   SH         DEFINED                225,380
Russ Berrie & Co.     Common   782233-10-0    7,843     423,920   SH          SOLE                  423,920
Sabre Holdings
  Corp.               Common   785905-10-0    7,349     201,342   SH         DEFINED                201,342
Sabre Holdings
  Corp.               Common   785905-10-0   14,063     385,280   SH          SOLE                  385,280
Stanley Works         Common   854616-10-9   11,787     446,914   SH         DEFINED                446,914
Stanley Works         Common   854616-10-9   22,500     853,086   SH          SOLE                  853,086
Tricon Global
Rerstaurants          Common   895953-10-7     5252     169,070   SH         DEFINED                169,070
Tricon Global
Rerstaurants          Common   895953-10-7   10,047     323,430   SH          SOLE                  323,430
UST Inc.              Common   902911-10-6   10,442     668,288   SH         DEFINED                668,288
UST Inc.              Common   902911-10-6   20,000   1,280,012   SH          SOLE                1,280,012
V F Corp.             Common   918204-10-8    2,641     109,763   SH         DEFINED                109,763
V F Corp.             Common   918204-10-8    4,987     207,237   SH          SOLE                  207,237
York Int'l Corp.      Common   986670-10-7    5,076     217,153   SH         DEFINED                217,153
York Int'l Corp.      Common   986670-10-7    9,660     413,247   SH          SOLE                  413,247

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.